Share Based Compensation - Schedule of Fair Value of Options Granted with Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 yr $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected annual rate of dividends	0.00%	0.00%	0.00%
Expected volatility rate, minimum	49.88%	49.10%
Expected volatility rate, maximum	53.75%	50.15%
Risk free annual interest rate, minimum	0.16%	1.40%	1.40%
Risk free annual interest rate, maximum	0.79%	1.58%	1.58%
Stock Price
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			6.00
Exercise Price
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			6.00
Expected Life in Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input | yr			3.00
Annualized Volatility
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			51
Dividend Yield
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			0
Discount Rate
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants measurement input			3
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value at grant date	$ 10.58	$ 3.11	$ 3.11
Stock price at grant date	26.88	11.52	11.52
Exercise price at grant date	$ 26.88	$ 11.52	$ 11.52
Expected life in years	3 years	1 year 6 months 29 days	1 year 6 months 29 days
Expected volatility			49.10%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value at grant date	$ 11.20	$ 3.26	$ 3.26
Stock price at grant date	33.42	12.50	12.50
Exercise price at grant date	$ 33.42	$ 12.50	$ 12.50
Expected life in years	3 years 6 months	2 years	2 years
Expected volatility			50.15%